Basis of presentation	6 Months Ended
Sep. 30, 2018
Basis of presentation

1. Basis of presentation

Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG, through its subsidiaries (“the MHFG Group”, or “the Group”), provides domestic and international financial services in Japan and other countries. For a discussion of the Group’s segment information, see Note 20 “Business segment information”.

MHFG and its domestic subsidiaries as well as its foreign subsidiaries maintain their accounting records in accordance with the accounting standards of Japan and those standards of the countries in which they are domiciled. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform them to the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.

The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. MHFG’s interim financial reporting period ends on September 30 and certain subsidiaries’ interim financial reporting periods end on June 30. When determining whether to consolidate investee entities, the MHFG Group performed an analysis of the facts and circumstances of the particular relationships between the MHFG Group and the investee entities as well as the ownership of voting shares. The consolidated financial statements also include the accounts of the VIEs for which MHFG or its subsidiaries have been determined to be the primary beneficiary in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated upon consolidation. The MHFG Group accounts for investments in entities over which it has significant influence by using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Equity in earnings (losses) of equity method investees—net.

Certain comparative amounts for the prior period have been reclassified in order to conform to the current year’s presentation.

The unaudited consolidated financial statements should be read in conjunction with the audited financial statements and related notes thereto included in the annual financial statements for the fiscal year ended March 31, 2018.

Certain financial information that is normally included in annual financial statements prepared in accordance with U.S. GAAP, but is not required for interim reporting purposes, has been condensed or omitted.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for loan losses, allowance for losses on off-balance-sheet instruments, deferred tax assets, derivative financial instruments, investments and pension and other employee benefits. Actual results could differ from estimates and assumptions made.

Definition of cash and cash equivalents

For purposes of the consolidated statements of cash flows, Cash and cash equivalents consists of Cash and due from banks and Interest-bearing deposits in other banks. Cash deposited with central banks that must be maintained to meet minimum regulatory requirements is classified as restricted cash and included in Cash and cash equivalents. For more information on restricted cash, see Note 9 “Pledged assets and collateral” of MHFG’s Form 20-F for the fiscal year ended March 31, 2018.

The MHFG Group adopted ASU No.2016-18, “Statement of Cash Flows (Topic230)—Restricted Cash” (“ASU No.2016-18”) using the retrospective approach. In accordance with the adoption, the MHFG Group changed the definition of cash and cash equivalents as mentioned above. As a result of the adoption of the ASU No.2016-18, the MHFG Group recorded a decrease of ¥3,415 million in Net cash provided by (used in) operating activities for the six months ended September 30, 2017, and an increase of ¥3,932,027 million in Net cash provided by (used in) investing activities for the six months ended September 30, 2017.

Deconsolidation of TCSB

In March 2018, Trust & Custody Services Bank, Ltd. (“TCSB”), MHFG’s subsidiary, and Japan Trustee Services Bank, Ltd. (“JTSB”) entered into a management integration agreement. Based on the agreement, TCSB and JTSB incorporated a holding company, JTC Holdings, Ltd. (“JTC Holdings”) through joint share transfer on October 1, 2018, and became wholly-owned subsidiaries of JTC Holdings on that date. Starting October 1, 2018, MHFG will no longer consolidate TCSB, which had approximately ¥9 trillion in total assets as of September 30, 2018. However, MHFG will maintain an investment in JTC Holdings and will account for this investment using the equity method of accounting.